Property and Equipment	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following:
	June 30,	December 31,
(in thousands)	2022	2021
Cost:
Laboratory equipment	$2,253	$1,891
Computers	276	256
Office furniture & equipment	218	192
Leasehold improvements	5,464	1,521
	8,211	3,860
Accumulated depreciation:
Laboratory equipment	1,176	960
Computers	170	138
Office furniture & equipment	22	15
Leasehold improvements	326	217
	1,694	1,330
Depreciated cost	$6,517	$2,530

Depreciation expenses for the three and six month periods ended June 30, 2022 and 2021 were $176, $364, $122 and $239 thousand, respectively.